SHARE OPTIONS - Options Details and Assumptions Used to Estimate Fair Value of Options Granted (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 27, 2008 shares	May 31, 2014 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares
Share options
Incremental compensation expenses | $			$ 2,060	$ 405	$ 1,865
2008 Plan
Share options
Shares authorized to grant | shares	4,444,444
Additional shares authorized to issue | shares		6,900,000
2008 Plan | Share options
Share options
Vesting period	4 years			4 years	4 years	4 years
Vesting percentage at the end of the first year through the fourth year	25.00%
Expiration period	10 years
Shares options granted | shares				44,000	120,000	4,000	546,400	1,797,300	307,250
Exercise price of shares options granted (in dollars per share)						$ 1.40	$ 2.25		$ 4.75
Incremental compensation expenses | $			66	$ 21	$ 97
Unrecognized incremental compensation cost | $			$ 9
Weighted-average period of recognition of unrecognized compensation cost			1 year 9 months 29 days
Assumptions used for estimating the fair value of options granted on the date of grant
Risk-free interest rate per annum (as a percent)					2.45%
Risk-free interest rate per annum, minimum (as a percent)				2.90%
Risk-free interest rate per annum, maximum (as a percent)				3.20%
Exercise multiple				2.2	2.2
Expected volatility (as a percent)					71.70%
Expected volatility, minimum (as a percent)				66.40%
Expected volatility, maximum (as a percent)				69.50%
Expected dividend yield (as a percent)				0.00%	0.00%
Fair value of ordinary shares (in dollars per share)					$ 0.70
Expected terms (in years)				10 years	10 years
2008 Plan | Share options | Minimum
Share options
Vesting period							3 months	3 years	3 years
Exercise price of shares options granted (in dollars per share)				$ 0.33	$ 0.89			$ 1.84
Assumptions used for estimating the fair value of options granted on the date of grant
Fair value of ordinary shares (in dollars per share)				0.44
2008 Plan | Share options | Maximum
Share options
Vesting period							4 years	4 years	4 years
Exercise price of shares options granted (in dollars per share)				1.92	$ 1.49			$ 3.26
Assumptions used for estimating the fair value of options granted on the date of grant
Fair value of ordinary shares (in dollars per share)				$ 1.04
2008 Plan | Nonvested shares
Share options
Vesting period				4 years	4 years
Nonvested shares granted | shares			1,829,000	244,000	272,000	296,000	3,154,800	2,800,300	711,571
Incremental compensation expenses | $			$ 1,995	$ 384	$ 1,768
Weighted-average period of recognition of unrecognized compensation cost			1 year 9 months 26 days
2008 Plan | Nonvested shares | Minimum
Share options
Vesting period						3 months	3 months	3 years	2 years
2008 Plan | Nonvested shares | Maximum
Share options
Vesting period						4 years	4 years	4 years	4 years